HUNTINGTON ALLSTAR SELECT

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

Supplement Dated January 8, 2018

to the

Prospectus dated May 1, 2007

Effective May 1, 2017, the following subaccount and portfolio name changes occurred.

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD PORTFOLIO NAME	NEW PORTFOLIO NAME
Catalyst Dividend Capture VA Fund	Rational Dividend Capture VA Fund	Catalyst Dividend Capture VA Fund	Rational Dividend Capture VA Fund
Catalyst Insider Buying VA Fund	Rational Insider Buying VA Fund	Catalyst Insider Buying VA Fund	Rational Insider Buying VA Fund

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Huntington Allstar Select dated May 1, 2007